Related Party Transactions (Details) - Dec. 10, 2007 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Fujian Bafang [Member]
Related Party Transaction [Line Items]
Principal amount	¥ 9.6	$ 1.4